Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Future Minimum Lease under Non-Cancelable Operating Lease and Other Agreements

As of December 31, 2017, future minimum lease under non-cancelable operating lease and other agreements were as follows:

	Rental commitments	Other commitments	Total
	RMB	RMB	RMB
2018	25,792	10,080	35,872
2019	8,242	9,398	17,640
2020	2,748	6,835	9,583
2021 and thereafter	1,380	3,992	5,372

	38,162	30,305	68,467